Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB GOVERNMENT EXCHANGE RESERVES
Prospectus Date	rr_ProspectusDate	Jul. 11, 2016
AB GOVERNMENT EXCHANGE RESERVES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION AB GOVERNMENT EXCHANGE RESERVES (FORMERLY, AB EXCHANGE RESERVES)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is maximum current income to the extent consistent with safety of principal and liquidity.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein, L.P., the Fund's investment Adviser (the "Adviser"). More information about these and other discounts is available from your financial intermediary and in Investing in the Fund--Sales Charge Reduction Programs for Class A shares on page 11 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A shares on page 42 of the Fund's Statement of Additional Information ("SAI").
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances. Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year. For Class C shares, the CDSC is 0% after the first year.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in the family of AB Mutual Funds sponsored by AllianceBernstein, L.P., the Fund's investment Adviser (the "Adviser").
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the current management fee, which was effective July 11, 2016.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLES
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Fund shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL STRATEGIES:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "money market fund" that seeks to maintain a stable net asset value ("NAV") of $1.00 per share, although there is no guarantee that the Fund will maintain an NAV of $1.00 per share.

The Fund invests at least 99.5% of its total assets in cash, marketable obligations (which may bear adjustable rates of interest) issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities") and repurchase agreements that are collateralized fully. Collateralized fully means collateralized by cash or government securities.

The Fund also invests at least 80%, and normally substantially all, of its net assets in U.S. Government securities and repurchase agreements that are collateralized by U.S. Government securities. This policy may not be changed without 60 days' prior written notice to shareholders.

The Fund may also invest in when-issued securities.

		As a money market fund, the Fund must meet the requirements of Securities and Exchange Commission ("Commission") Rule 2a-7. The Rule imposes strict conditions on the investment quality, maturity, diversification and liquidity of the Fund's investments. Among other things, Rule 2a-7 requires that the Fund's investments have (i) a remaining maturity of no more than 397 days unless otherwise permitted by Rule 2a-7, (ii) a weighted average maturity that does not exceed 60 days, and (iii) a weighted average life that does not exceed 120 days. For purposes of calculating weighted average maturity, the maturity of an adjustable rate security generally will be the period remaining until its next interest rate adjustment. For purposes of calculating weighted average life, the life of an adjustable rate security will be its stated final maturity, without regard to interest rate adjustments. Rule 2a-7 imposes liquidity standards that require the Fund to hold at least 10% and 30% of its total assets, respectively, in daily liquid assets and weekly liquid assets as defined in Rule 2a-7. Rule 2a-7 also limits the Fund's investments in illiquid securities to 5% of its total assets.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  MONEY MARKET FUND RISK AND REGULATORY DEVELOPMENTS: Money market funds are sometimes unable to maintain an NAV at $1.00 per share and, as it is generally referred to, "break the buck". In that event, an investor in a money market fund would, upon redemption, receive less than $1.00 per share. The Fund's shareholders should not rely on or expect an affiliate of the Fund to purchase distressed assets from the Fund, make capital infusions, enter into credit support agreements or take other actions to prevent the Fund from breaking the buck. In addition, you should be aware that significant redemptions by large investors in the Fund could have a material adverse effect on the Fund's other shareholders. The Fund's NAV could be affected by forced selling during periods of high redemption pressures and/or illiquid markets. Money market funds are also subject to regulatory risk.

  Under recently adopted changes to Rule 2a-7, the Fund is permitted, but not required to, at the discretion of the Fund's Board of Trustees, under certain circumstances of impaired liquidity of the Fund's investments, impose liquidity fees of up to 2% on, or suspend, redemptions for limited periods of time. The Fund's Board of Trustees has determined not to impose liquidity fees on, or suspend, redemptions under any circumstances.
  INTEREST RATE RISK: Changes in interest rates will affect the yield and value of the Fund's investments in short-term securities. A decline in interest rates will affect the Fund's yield as these securities mature or are sold and the Fund purchases new short-term securities with lower yields. Generally, an increase in interest rates causes the value of a debt instrument to decrease. The change in value for shorter-term securities is usually smaller than for securities with longer maturities.
  CREDIT RISK: Credit risk is the possibility that a security's credit rating will be downgraded or that the issuer of the security will default (fail to make scheduled interest or principal payments). The Fund's investments in U.S. Government securities or related repurchase agreements have minimal credit risk compared to other investments.
  LIQUIDITY RISK: Liquidity risk exists when particular investments are difficult to purchase or sell, which may prevent the Fund from selling out of these securities at an advantageous time or price.
  MANAGEMENT RISK: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.
		You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	BAR CHART AND PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:
  how the Fund's performance changed from year to year over ten years; and
  the Fund's average annual returns for one, five and ten years.
The Fund's past performance, of course, does not necessarily indicate how it will perform in the future. EFFECTIVE JULY 11, 2016, THE FUND CHANGED ITS NAME FROM AB EXCHANGE RESERVES TO AB GOVERNMENT EXCHANGE RESERVES AND ADOPTED ITS CURRENT INVESTMENT STRATEGY AS A GOVERNMENT MONEY MARKET FUND, AS DEFINED IN RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED. PRIOR TO THAT DATE THE FUND WAS A "PRIME" MONEY MARKET FUND AND INVESTED IN A MUCH BROADER UNIVERSE OF SECURITIES, MANY OF WHICH HAVE HIGHER YIELDS THAN U.S. GOVERNMENT SECURITIES. THE PERFORMANCE INFORMATION SHOWN BELOW FOR PERIODS PRIOR TO THE IMPLEMENTATION OF THESE CHANGES MAY NOT BE REPRESENTATIVE OF PERFORMANCE THE FUND WILL ACHIEVE UNDER ITS CURRENT POLICIES.

		You may obtain updated performance information on the website at www.ABglobal.com (click on "Menu--Americas--Individual Investors--US (US Citizens)", then "Investments--Mutual Funds").
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	how the Fund's performance changed from year to year over ten years; and the Fund's average annual returns for one, five and ten years.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ABglobal.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance, of course, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	BAR CHART
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The annual returns in the bar chart are for the Fund's Class A shares. Through June 30, 2016, the year-to-date unannualized return for Class A shares was 0.17%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 1.21%, IN THE 3RD QUARTER, 2006; AND WORST QUARTER WAS 0.00%, IN THE 3RD QUARTER, 2011.
Performance Table Heading	rr_PerformanceTableHeading	PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2015)
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	You may obtain the most current seven-day yield information of the Fund by calling 800-221-5672 or your financial intermediary.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800-221-5672
AB GOVERNMENT EXCHANGE RESERVES | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none	[1]
Maximum Deferred Sales Charge (Load)(as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.20%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.69%	[4]
After 1 Year	rr_ExpenseExampleYear01	$ 492
After 3 Years	rr_ExpenseExampleYear03	636
After 5 Years	rr_ExpenseExampleYear05	793
After 10 Years	rr_ExpenseExampleYear10	$ 1,247
2006	rr_AnnualReturn2006	4.32%
2007	rr_AnnualReturn2007	4.46%
2008	rr_AnnualReturn2008	2.07%
2009	rr_AnnualReturn2009	0.22%
2010	rr_AnnualReturn2010	0.01%
2011	rr_AnnualReturn2011	0.04%
2012	rr_AnnualReturn2012	0.19%
2013	rr_AnnualReturn2013	0.06%
2014	rr_AnnualReturn2014	0.05%
2015	rr_AnnualReturn2015	0.09%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.17%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	BEST QUARTER
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	WORST QUARTER
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
1 YEAR	rr_AverageAnnualReturnYear01	0.09%
5 YEARS	rr_AverageAnnualReturnYear05	0.09%
10 YEARS	rr_AverageAnnualReturnYear10	1.14%
AB GOVERNMENT EXCHANGE RESERVES | CLASS B
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees Column [Text]	rr_ShareholderFeesColumnName	(NOT CURRENTLY OFFERED TO NEW INVESTORS)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	4.00%	[5]
Management Fees	rr_ManagementFeesOverAssets	0.20%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.12%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.27%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%	[4]
After 1 Year	rr_ExpenseExampleYear01	$ 550
After 3 Years	rr_ExpenseExampleYear03	665
After 5 Years	rr_ExpenseExampleYear05	803
After 10 Years	rr_ExpenseExampleYear10	1,546
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	150
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	465
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	803
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,546
1 YEAR	rr_AverageAnnualReturnYear01	0.08%
5 YEARS	rr_AverageAnnualReturnYear05	0.08%
10 YEARS	rr_AverageAnnualReturnYear10	0.98%
AB GOVERNMENT EXCHANGE RESERVES | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[6]
Management Fees	rr_ManagementFeesOverAssets	0.20%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.25%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[4]
After 1 Year	rr_ExpenseExampleYear01	$ 222
After 3 Years	rr_ExpenseExampleYear03	381
After 5 Years	rr_ExpenseExampleYear05	660
After 10 Years	rr_ExpenseExampleYear10	1,455
After 1 Year	rr_ExpenseExampleNoRedemptionYear01	122
After 3 Years	rr_ExpenseExampleNoRedemptionYear03	381
After 5 Years	rr_ExpenseExampleNoRedemptionYear05	660
After 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,455
1 YEAR	rr_AverageAnnualReturnYear01	0.09%
5 YEARS	rr_AverageAnnualReturnYear05	0.08%
10 YEARS	rr_AverageAnnualReturnYear10	1.06%
AB GOVERNMENT EXCHANGE RESERVES | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.09%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.24%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.44%	[4]
After 1 Year	rr_ExpenseExampleYear01	$ 45
After 3 Years	rr_ExpenseExampleYear03	141
After 5 Years	rr_ExpenseExampleYear05	246
After 10 Years	rr_ExpenseExampleYear10	$ 555
1 YEAR	rr_AverageAnnualReturnYear01	0.09%
5 YEARS	rr_AverageAnnualReturnYear05	0.09%
10 YEARS	rr_AverageAnnualReturnYear10	1.25%
AB GOVERNMENT EXCHANGE RESERVES | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.06%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.21%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%	[4]
After 1 Year	rr_ExpenseExampleYear01	$ 93
After 3 Years	rr_ExpenseExampleYear03	290
After 5 Years	rr_ExpenseExampleYear05	504
After 10 Years	rr_ExpenseExampleYear10	$ 1,120
1 YEAR	rr_AverageAnnualReturnYear01	0.08%
5 YEARS	rr_AverageAnnualReturnYear05	0.07%
10 YEARS	rr_AverageAnnualReturnYear10	1.06%
AB GOVERNMENT EXCHANGE RESERVES | CLASS K
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.05%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.20%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[4]
After 1 Year	rr_ExpenseExampleYear01	$ 66
After 3 Years	rr_ExpenseExampleYear03	208
After 5 Years	rr_ExpenseExampleYear05	362
After 10 Years	rr_ExpenseExampleYear10	$ 810
1 YEAR	rr_AverageAnnualReturnYear01	0.09%
5 YEARS	rr_AverageAnnualReturnYear05	0.08%
10 YEARS	rr_AverageAnnualReturnYear10	1.16%
AB GOVERNMENT EXCHANGE RESERVES | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)(as a percentage of offering price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.20%	[3]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses: Transfer Agent	rr_Component1OtherExpensesOverAssets	0.02%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total Other Expenses	rr_OtherExpensesOverAssets	0.17%	[4]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[4]
After 1 Year	rr_ExpenseExampleYear01	$ 38
After 3 Years	rr_ExpenseExampleYear03	119
After 5 Years	rr_ExpenseExampleYear05	208
After 10 Years	rr_ExpenseExampleYear10	$ 468
1 YEAR	rr_AverageAnnualReturnYear01	0.10%
5 YEARS	rr_AverageAnnualReturnYear05	0.11%
10 YEARS	rr_AverageAnnualReturnYear10	1.31%

[1]	A sales charge of up to 4.25% may be imposed upon an exchange of Class A shares for the Class A shares of other AB Mutual Funds with sales charges. See Investing in the Fund--The Different Share Class Expenses--Sales Charges--Class A Shares on page 10 of this Prospectus.
[2]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
[3]	Management fees have been restated to reflect the current management fee, which was effective July 11, 2016.
[4]	Total Other Expenses are based on estimated amounts for the current fiscal year and are based on estimated net assets of approximately $400 million.
[5]	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
[6]	For Class C shares, the CDSC is 0% after the first year.